Financial Instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
NOTE 18 –	FINANCIAL INSTRUMENTS

a.	Financial assets:

Financial assets at amortized cost:

	December 31,
	2024	2023
	USD in thousands
Trade receivable and other assets	14,789	14,950
Restricted bank deposit	388	61
Total current assets	15,177	15,011
Long-term deposit	165	328
Total non-current assets	165	328

b.	Other financial liabilities:

Other financial liabilities at amortized cost:
Short-term loans (1)	13,534	11,878
Convertible loans	24,763	14,449
Trade payables	8,200	9,867
Other accounts payable	39,474	32,427
Liabilities for government grants	442	412
Total other financial liabilities at amortized cost	86,413	69,033

Total current liabilities	86,240	68,886
Total non-current liabilities	173	147

(1)	The interest rate is Prime (Bank of Israel intrabank plus 1.5%) + 0.7%-4.85%.
c.	Financial risk management objectives and policies:

The Company’s principal financial liabilities, other than derivatives, are comprised of loans and borrowings, receivables and financial guarantee contracts. The main purpose of these financial liabilities is to finance the Company’s operations and to provide guarantees to support its operations. The Company’s principal financial assets include cash and short-term deposits that derive directly from financing rounds and convertible loans.

The Company is exposed to market risk, credit risk and liquidity risk. The Company’s senior management oversees the management of these risks. The Company established a financial risk committee that advises senior management on financial risks and the appropriate financial risk governance framework for the Company.

The financial risk committee provides assurance to the senior management that the Company’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Company’s policies and objectives. All derivative activities for risk management purposes are carried out by specialist teams that have the appropriate skills, experience and supervision. It is the Company’s policy that no trading in derivatives for speculative purposes may be undertaken.

d.	Financial risks factors:

The Group’s activities expose it to various financial risks such as market risks (foreign currency risk, interest risk and price risk), credit risk and liquidity risk. The Group’s comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Group’s financial performance.

Risk management is performed by the Company’s chief executive officer.

1)	Exchange rate risk:

The Group operates internationally and is therefore exposed to exchange rate risk arising from exposure to various foreign currencies, mainly the USD and the Euro. Exchange rate risk arises from future commercial contracts, recognized assets and liabilities that are denominated in a foreign currency other than the functional currency and net investments in foreign operations.

2)	Credit risk:

As of December 31, 2024, cash and cash equivalents amounted to $3,085 thousand. The entire cash and cash equivalents are invested with high quality financial institutions. The Company and the subsidiaries monitor customer debts on an ongoing basis and include specific allowances for doubtful accounts which adequately reflect the loss inherent in debts whose collection is doubtful as per the estimate of the Company and the subsidiaries.

3)	Liquidity risk:

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of overdrafts and loans (see also Note 1c).

4)	Interest rate risk:

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s long-term liabilities with floating interest. The Company manages its interest rate risk by having a balanced portfolio of fixed and variable rate loans (see also note 1c).

e.	Fair value:

The carrying amount of cash and cash equivalent, trade receivables net, other accounts receivable, short-term bank loans, Trade payables and other accounts payable approximates their fair value.